CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Income for the year before income tax from continuing operations	$ 23,513,612	$ 5,552,348	$ 1,577,970
Income for the year before income tax from discontinued operations	328,814	1,181,290	1,270,612
Income for the year before income tax	23,842,426	6,733,638	2,848,582
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	1,142,555	1,202,107	999,349
Loss (gain) on replacement/disposal of property, plant and equipment	104,378	1,351	4,138
Amortization of intangible assets	349,674	413,037	375,909
Effect on the discount of trade and other receivables and payables, net	0	0	(1,473,236)
CVO receivables update	(11,017,014)	0	0
Interest earned from customers	(1,623,309)	(437,583)	(211,800)
Finance income	(2,280,193)	(1,558,816)	(873,915)
Finance expenses	6,300,881	1,200,654	1,205,447
Share of the profit of associates	(1,074,185)	(1,173,004)	(422,650)
Share-based payments	13,369	5,155	0
Movements in provisions and long-term employee benefit plan	(2,457)	155,781	(22,695)
Foreign exchange difference for trade receivables	(11,403,596)	(116,699)	(302,243)
Income from the sale of La Plata plant	(468,500)	0	0
Loss on net monetary position	(2,946,943)	(766,906)	(1,464,073)
Working capital adjustments:
Decrease (Increase) in trade and other receivables	5,187,097	(555,571)	1,248,113
(Increase) Decrease in other non-financial assets and inventories	(30,750)	(343,515)	2,389,335
Increase (Decrease) in trade and other payables, other non-financial liabilities and liabilities from employee benefits	1,808,271	(54,486)	200,590
Total	7,901,704	4,705,143	4,500,851
Interest received from customers	44,358	119,293	44,219
Income tax and minimum presumed income tax paid	(4,240,036)	(1,161,769)	(1,502,595)
Net cash flows provided by operating activities	3,706,026	3,662,667	3,042,475
Investing activities
Purchase of property, plant and equipment	(6,958,953)	(5,734,812)	(4,280,523)
Cash flows generated from the sale of the La Plata plant	625,905	0	0
Dividends received	970,084	59,470	50,250
Sale of financial assets, net	292,639	2,394,118	1,252,977
(Purchase) Sale of investments in associates	0	(9)	47,326
Net cash flows used in investing activities	(5,070,325)	(3,281,233)	(2,929,970)
Financing activities
Short-term loans received (paid), net	(23,139)	(1,089,069)	212,388
Proceeds From Long-term loans	4,374,978	2,840,834	1,756,246
Long-term loans paid	(2,095,109)	(1,654,794)	0
Borrowings received from CAMMESA	0	1,023,563	1,536,544
Repayment of 9%Corporate bonds-Class I 2007	0	0	(1,499,341)
Interest paid	(461,443)	(71,113)	(139,161)
Dividends paid	(1,417,639)	(1,888,971)	(2,565,067)
Contributions from non-controlling interests	309,764	497,762	12,389
Net cash flows provided by (used in) financing activities	687,412	(341,788)	(636,002)
(Decrease) Increase in cash and cash equivalents	(676,887)	39,646	(523,497)
Exchange difference and other financial results	1,331,368	66,978	(88,120)
Monetary results effect on cash and cash equivalents	(555,396)	(31,056)	(58,415)
Cash and cash equivalents, beginning	130,863	55,295	725,327
Cash and cash equivalents, ending	$ 229,948	$ 130,863	$ 55,295